Lease obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee

	2023	2022
Opening lease obligations	$870,163	$717,101
Additions, net of disposals	123,187	262,470
Interest expense	53,418	48,039
Lease payments	(171,577)	(153,901)
Effect of movements in exchange rates and other	(3,071)	(3,546)
Lease obligations at December 31	872,120	870,163
Less: current portion	(120,731)	(108,736)
Lease obligations - non current portion	$751,389	$761,427

Disclosure of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2023:

	Lease payments	Interest component	Lease obligations
2024	$172,197	$51,466	$120,731
2025	142,761	45,617	97,144
2026	123,738	39,998	83,740
2027	112,397	34,419	77,978
2028	108,284	28,547	79,737
Thereafter	514,969	102,179	412,790
	$1,174,346	$302,226	$872,120

Disclosure of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$662,903	$1,512
Terminals and tanks	174,019	38,987
Other	35,198	11,279
Total	$872,120	$51,778